U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 5, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Cushing Funds Trust (the “Trust”) File Nos. 333-167481 and 811-22428

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, The Cushing® Renaissance Advantage Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Fund dated April 1, 2013, and filed electronically as Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A on April 1, 2013.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC